Subsequent events (Details Narrative) - USD ($)	Apr. 22, 2025	Jan. 18, 2025	Jan. 17, 2025	Feb. 26, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Number of shares issued					40,239,419	12,683,039
Major ordinary share transactions [member] | Share purchase agreement [member] | De Tomaso [member]
IfrsStatementLineItems [Line Items]
Number of shares issued				1,000,000,000
Consideration amount				$ 1,030,000,000
Deemed issue price per share				$ 1.03
Percentage of ordinary shares				5.00%
Major ordinary share transactions [member] | Share purchase agreement [member] | Accredited investor [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	37,125,000	375,000	37,500,000
Purchase price per share			$ 0.80
Gross proceeds issuance of ordinary shares	$ 29,700,000	$ 300,000
Purchase agreement description			The Company shall use approximately 20% of the net proceeds received pursuant to the Purchase Agreement for working capital and approximately 80% for strategic mergers and acquisitions.